Consolidated Income Statement (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues and Other Income
Sales and other operating revenues	$ 65,756		$ 57,296		$ 48,828
Equity in earnings of affiliates	1,234		1,368		1,439
Gain on dispositions	370		5,563		81
Other income	274		182		257
Total Revenues and Other Income	67,634		64,409		50,605
Costs and Expenses
Purchased commodities	29,975		24,969		21,349
Production and operating expenses	6,742		6,525		6,291
Selling, general and administrative expenses	867		811		664
Exploration expenses	1,066		1,155		1,182
Depreciation, depletion and amortization	7,015		8,169		8,407
Impairments	321		81		469
Taxes other than income taxes	4,021		2,804		1,862
Accretion on discounted liabilities	426		417		389
Interest and debt expense	954	[1]	1,167	[1]	1,267	[1]
Foreign currency transaction (gains) losses	22		(1)		11
Total Costs and Expenses	51,409		46,097		41,891
Income from continuing operations before income taxes	16,225		18,312		8,714
Provision for income taxes	8,770		7,863		4,917
Income From Continuing Operations	7,455		10,449		3,797
Income from discontinued operations	5,047	[2]	968	[2]	695	[2]
Net income	12,502		11,417		4,492
Less: net income attributable to noncontrolling interests	(66)		(59)		(78)
Net Income	12,436		11,358		4,414
Amounts Attributable to ConocoPhillips Common Shareholders:
Income from continuing operations	7,394		10,395		3,723
Income from discontinued operations	5,042		963		691
Net Income	$ 12,436		$ 11,358		$ 4,414
Basic
Continuing operations	$ 5.38		$ 7.03		$ 2.50
Discontinued operations	$ 3.66		$ 0.65		$ 0.46
Net Income Attributable to ConocoPhillips Per Share of Common Stock	$ 9.04		$ 7.68		$ 2.96
Diluted
Continuing operations	$ 5.33		$ 6.97		$ 2.48
Discontinued operations	$ 3.64		$ 0.65		$ 0.46
Net Income Attributable to ConocoPhillips Per Share of Common Stock	$ 8.97		$ 7.62		$ 2.94
Average Common Shares Outstanding (in thousands)
Basic	1,375,035		1,479,330		1,487,650
Diluted	1,387,100		1,491,067		1,497,608

[1]	Pretax interest expense of $18 million, $20 million and $22 million for the years 2011, 2010 and 2009, respectively, are included in discontinued operations and relates to short- and long-term debt included in the separation of the Downstream business. See Note 26-Separation of Downstream Business.
[2]	*Net of provision for income taxes on discontinued operations of: $1,729, $470, $173.